Financial Instruments - Fair Values and Risk Management - Summary Of Quantitative Information About Exposure To Currency Risk (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 81,373	€ 117,356
Financial liabilities	191,246	161,226
Chinese Yuan [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	20,592	27,101
Financial liabilities	12,071	9,726
Net Exposure	8,521	17,375
U.S. dollars [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	15,524	19,661
Financial liabilities	26,995	8,841
Net Exposure	(11,471)	10,820
British pounds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,984	8,696
Financial liabilities	12,482	2,482
Net Exposure	(6,498)	6,214
Brazilian Reais [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,975	6,211
Financial liabilities	2,012	2,250
Net Exposure	3,963	3,961
Canadian dollars [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,758	3,696
Financial liabilities	124	236
Net Exposure	3,634	3,460
Mexican pesos [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	984	3,344
Financial liabilities	910	43
Net Exposure	74	3,301
Romanian Leu [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	528	886
Financial liabilities	6,673	4,976
Net Exposure	(6,145)	(4,090)
Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,493	6,308
Financial liabilities	3,895	855
Net Exposure	(1,402)	5,453
Total currencies [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	55,838	75,903
Financial liabilities	65,162	29,409
Net Exposure	€ (9,324)	€ 46,494